Long-Term Debt and Bonds, Secured Term Loans - Alpha Bank (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Jul. 24, 2025 USD ($)	Jul. 23, 2025 USD ($) Agreement	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 30, 2024 Agreement
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement					$ 119,392	$ 0	$ 2,141
Alpha Bank Secured Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Proceeds from loan agreement	$ 29,750
Number of loan agreements with Alpha Bank | Agreement								2
Margin on variable rate		1.90%
Payments to collateral accounts					$ 28,700	$ 31,850
Face amount		$ 29,750
Term		5 years
Number of existing loan facilities being refinanced | Agreement		2
P. Aliki Loan [Member]
Long-Term Debt and Bonds [Abstract]
Borrowing capacity				$ 18,250
Proceeds from loan agreement				$ 18,250
P. Aliki Loan [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate					2.60%
P. Aliki Loan [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate					0.65%
P. Long Beach Loan [Member]
Long-Term Debt and Bonds [Abstract]
Borrowing capacity			$ 22,000
Proceeds from loan agreement			$ 22,000
P. Long Beach Loan [Member] | Maximum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate					2.35%
P. Long Beach Loan [Member] | Minimum [Member]
Long-Term Debt and Bonds [Abstract]
Margin on variable rate					0.65%